Stockholders' Equity - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended	5 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 01, 2020	Nov. 25, 2020	Aug. 31, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Nov. 24, 2020
Class of Stock [Line Items]
Shares authorized	1,350,000,000					1,350,000,000
Common stock, authorized	1,250,000,000					1,250,000,000	1,250,000,000
Common stock, par value	$ 0.0001		$ 0.0001			$ 0.0001
Preferred stock, authorized	100,000,000		100,000,000			100,000,000	100,000,000
Preferred stock, par value	$ 0.0001					$ 0.0001	$ 0.0001
Common stock, outstanding			22,984,745					23,000,000
Preferred stock, shares issued	0					0	0
Proceeds from issuance of Series F preferred stock, net of issuance costs						$ 176,462
Common stock, issued			347,770,673
Proceeds from common stock						$ 99,800
Options vesting period						4 years
Exercise of stock option, Shares						646,016	618,404
Aggregate intrinsic value						$ 3,500
Options with fair value vested						9,100	$ 6,800
Stock-based compensation unvested stock options not yet recognized	$ 22,000					$ 22,000
Expected to be recognized estimated weighted average period						3 years 1 month 6 days
Restricted Stock Unit
Class of Stock [Line Items]
Expected to be recognized estimated weighted average period						3 years 6 months
Unrecognized compensation costs	$ 116,800					$ 116,800
2020 Equity Incentive Award Plan
Class of Stock [Line Items]
Options is granted to stockholder, percentage						10.00%
Options vesting period						4 years
Options contractual terms						10 years
2020 Equity Incentive Award Plan | Minimum
Class of Stock [Line Items]
Options granted price per share						100.00%
Options purchase or exercise price per share						110.00%
Series F Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares issued				7,115,335	14,684,843
Shares issued, Price per share					$ 26.4218
Proceeds from issuance of Series F preferred stock, net of issuance costs				$ 188,000	$ 388,000
Stock issuance costs				$ 11,500
Class A Common Stock
Class of Stock [Line Items]
Common stock, authorized	1,000,000,000		1,000,000,000			1,000,000,000	1,000,000,000
Common stock, par value	$ 0.0001					$ 0.0001	$ 0.0001
Number of votes each shareholder entitled			one vote
Common stock, outstanding	207,769,091					207,769,091	81,720,530
Stock issuance costs						$ 200
Common stock, issued	207,769,091					207,769,091	81,720,530
Class A Common Stock | 2020 Equity Incentive Award Plan
Class of Stock [Line Items]
Common stock authorized for issuance	41,500,000					41,500,000
Common Stock are available for future issuance	59,625,395					59,625,395
Class A Common Stock | 2020 Equity Incentive Award Plan | Maximum [Member]
Class of Stock [Line Items]
Additional common stock authorized for issuance						69,846,580
Class A Common Stock | VGA
Class of Stock [Line Items]
Common stock, issued	15,221,334	15,221,334				15,221,334
Proceeds from common stock	$ 100,000	$ 100,000				$ 100,000
Class B Common Stock
Class of Stock [Line Items]
Common stock, authorized	250,000,000		250,000,000			250,000,000	250,000,000
Common stock, par value	$ 0.0001					$ 0.0001	$ 0.0001
Number of votes each shareholder entitled			ten votes
Common stock, outstanding	156,224,614					156,224,614	158,056,527
Common stock, issued	156,224,614					156,224,614	158,056,527